Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MML Series Investment Fund
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.

Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	6.61	3.92	4.52
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Conservative Allocation Index	8.18	4.66	5.28

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 240,100,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 260,795
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$240.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$260,795
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.

Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.

Top contributors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Conservative Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	6.41	3.67	4.27
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Conservative Allocation Index	8.18	4.66	5.28

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 240,100,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 260,795
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$240.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$260,795
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.70	4.73	5.18
MSCI ACWI[1]	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Balanced Allocation Index	9.96	5.86	6.22
Russell 3000 Index	23.81	13.86	12.55
[1]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 291,200,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 313,712
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$291.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$313,712
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to the MassMutual Blue Chip Growth Fund also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Balanced Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.37	4.46	4.91
MSCI ACWI[1]	17.49	10.06	9.23
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Custom MML Balanced Allocation Index	9.96	5.86	6.22
Russell 3000 Index	23.81	13.86	12.55
[2]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 291,200,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 313,712
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$291.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$313,712
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund, also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.87	5.47	5.82
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Moderate Allocation Index	11.76	7.03	7.14
Russell 3000 Index	23.81	13.86	12.55
[3]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,003,300,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 1,100,395
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$1,003.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$1,100,395
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within fixed income, particularly within core fixed income, was the largest positive contributor to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund, also contributed to returns.
Top detractors to the Fund’s performance relative to the Custom MML Moderate Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.58	5.19	5.55
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Moderate Allocation Index	11.76	7.03	7.14
Russell 3000 Index	23.81	13.86	12.55
[4]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 1,003,300,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 1,100,395
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$1,003.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$1,100,395
Portfolio Turnover Rate	12%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.93	7.04	6.99
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Growth Allocation Index	14.48	8.73	8.48
Russell 3000 Index	23.81	13.86	12.55
[5]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 910,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 948,708
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$910.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$948,708
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.0%
Fixed Income Funds	25.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Growth Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.50	6.76	6.72
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Growth Allocation Index	14.48	8.73	8.48
Russell 3000 Index	23.81	13.86	12.55
[6]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 910,900,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 948,708
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$910.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$948,708
Portfolio Turnover Rate	14%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.0%
Fixed Income Funds	25.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.74	8.20	8.00
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Aggressive Allocation Index	17.25	10.37	9.78
Russell 3000 Index	23.81	13.86	12.55
[7]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 122,400,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 128,873
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$128,873
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Allocation to U.S. growth equity, in particular to the MassMutual Blue Chip Growth Fund and the MassMutual Large Cap Growth Fund, was the largest positive contributor to returns.
• Manager selection within fixed income, particularly within core fixed income, also added to returns.
• Allocation to the MassMutual Managed Bond Fund was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Aggressive Allocation Index:
• Manager selection within equity, particularly U.S. large cap equity, detracted from returns.
• The MassMutual Focused Equity Fund was the largest negative contributor to returns.
• Allocations to the MassMutual International Equity Fund and the MassMutual Global Fund detracted from returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.54	7.95	7.73
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Aggressive Allocation Index	17.25	10.37	9.78
Russell 3000 Index	23.81	13.86	12.55
[8]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 122,400,000
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 128,873
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$122.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Total Advisory Fees Paid During the Reporting Period	$128,873
Portfolio Turnover Rate	18%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Growth Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$118	1.02%
[9]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.02%	[9]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• An overweight allocation to and stock selection within the communication services sector.
• Stock selection within the financials sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to and stock selection within the energy sector.
• An overweight allocation to the health care sector.
• An overweight allocation to cash.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	31.11	18.33	16.10
S&P 500 Index	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 293,700,000
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 403,119
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$293.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Total Advisory Fees Paid During the Reporting Period	$403,119
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	100.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Core Allocation Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, the U.S. Federal Reserve lowered policy interest rates by a full percentage point over the course of the one-year period. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Manager selection within fixed income was the largest positive contributor to returns.
• Allocation to the American Funds The Bond Fund of America was the largest individual contributor.
Top detractors to the Fund’s performance relative to the Custom MML Core Allocation Index:
• Allocation to equity funds, particularly the American Funds Washington Mutual Investors Fund, detracted from returns.
• The American Funds International Fund contributed negatively to returns.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	11.87	6.78	6.81
MSCI ACWI[1]	17.49	10.06	9.23
Custom MML Core Allocation Index	14.41	8.52	8.34
S&P 500 Index	25.02	14.53	13.10
[10]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 581,500,000
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,263,972
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$581.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Total Advisory Fees Paid During the Reporting Period	$1,263,972
Portfolio Turnover Rate	10%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	65.2%
Fixed Income Funds	34.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s expense cap was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.01% for Service Class I shares.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$91	0.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector, where an overweight allocation to Carvana Co. was particularly impactful.
• An underweight allocation to the industrials sector.
• Stock selection within the health care sector, where no allocation to Merck & Co., Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to the health care sector.
• Stock selection within the financials sector, where an overweight allocation to Visa, Inc. was particularly impactful.
• Stock selection within the consumer staples sector, where an overweight allocation to Dollar General Corp. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	35.63	13.93	14.51
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Growth Index	33.36	18.96	16.78
[11]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 490,900,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,606,169
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$490.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$3,606,169
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.8%
Alphabet, Inc. Class C	6.3%
Meta Platforms, Inc. Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.4%

Sectors (% of Total Investments)
Information Technology	43.5%
Consumer Discretionary	17.1%
Communication Services	16.0%
Financials	8.6%
Health Care	8.3%
Exchange Traded Funds	1.8%
Industrials	1.7%
Consumer Staples	0.8%
Materials	0.7%
Utilities	0.7%
Retail	0.2%
Energy	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.02%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the consumer discretionary sector, where an overweight allocation to Carvana Co. was particularly impactful.
• An underweight allocation to the industrials sector.
• Stock selection within the health care sector, where no allocation to Merck & Co., Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• An overweight allocation to the health care sector.
• Stock selection within the financials sector, where an overweight allocation to Visa, Inc. was particularly impactful.
• Stock selection within the consumer staples sector, where an overweight allocation to Dollar General Corp. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	35.38	13.63	14.22
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Growth Index	33.36	18.96	16.78
[12]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 490,900,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 3,606,169
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$490.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$3,606,169
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.3%
Microsoft Corp.	11.5%
Apple, Inc.	9.3%
Amazon.com, Inc.	8.8%
Alphabet, Inc. Class C	6.3%
Meta Platforms, Inc. Class A	4.9%
Tesla, Inc.	3.2%
Eli Lilly & Co.	3.0%
Visa, Inc. Class A	2.9%
Mastercard, Inc. Class A	2.4%

Sectors (% of Total Investments)
Information Technology	43.5%
Consumer Discretionary	17.1%
Communication Services	16.0%
Financials	8.6%
Health Care	8.3%
Exchange Traded Funds	1.8%
Industrials	1.7%
Consumer Staples	0.8%
Materials	0.7%
Utilities	0.7%
Retail	0.2%
Energy	0.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the energy sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the industrials sector.
• Stock selection within the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.67	8.47	8.26
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[13]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 324,000,000.0
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 2,552,482
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$2,552,482
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
General Electric Co.	1.8%
Chubb Ltd.	1.8%
American International Group, Inc.	1.8%
Elevance Health, Inc.	1.8%
Charles Schwab Corp.	1.8%
Becton Dickinson & Co.	1.7%

Sectors (% of Total Investments)
Financials	23.1%
Health Care	15.2%
Industrials	13.3%
Energy	9.1%
Information Technology	8.9%
Consumer Staples	8.6%
Utilities	6.3%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s voluntary investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to voluntarily waive 0.03% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the energy sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the industrials sector.
• Stock selection within the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	11.41	8.20	7.99
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[14]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 324,000,000.0
Holdings Count | $ / shares	128
Advisory Fees Paid, Amount	$ 2,552,482
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	128
Total Advisory Fees Paid During the Reporting Period	$2,552,482
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Wells Fargo & Co.	2.3%
MetLife, Inc.	2.2%
Southern Co.	2.0%
QUALCOMM, Inc.	1.9%
General Electric Co.	1.8%
Chubb Ltd.	1.8%
American International Group, Inc.	1.8%
Elevance Health, Inc.	1.8%
Charles Schwab Corp.	1.8%
Becton Dickinson & Co.	1.7%

Sectors (% of Total Investments)
Financials	23.1%
Health Care	15.2%
Industrials	13.3%
Energy	9.1%
Information Technology	8.9%
Consumer Staples	8.6%
Utilities	6.3%
Real Estate	3.9%
Communication Services	3.8%
Materials	3.5%
Consumer Discretionary	2.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s voluntary investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to voluntarily waive 0.03% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	24.44	14.06	12.63
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 642,900,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 649,108
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%

Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	24.59	14.22	12.80
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 642,900,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 649,108
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%

Class III
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class III
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class III - without sales charge	24.82	14.40	12.96
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 642,900,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 649,108
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• The Fund’s performance was largely driven by the performance of a small number of stocks, including NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc., Microsoft Corp., Alphabet, Inc., and other mega-cap names.
• The performance from the technology sector was highly favorable to the Fund’s returns.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Detractors to the Fund were mostly in health services, specifically in biotech and non-energy minerals sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	24.09	13.76	12.34
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 642,900,000
Holdings Count | $ / shares	506
Advisory Fees Paid, Amount	$ 649,108
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$642.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Total Advisory Fees Paid During the Reporting Period	$649,108
Portfolio Turnover Rate	2%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.6%
NVIDIA Corp.	6.6%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.3%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.2%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.7%

Sectors (% of Total Investments)
Information Technology	32.3%
Financials	13.5%
Consumer Discretionary	11.2%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%

Class II
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	10.09	9.71	10.62
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87
[15]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 258,500,000
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,942,400
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$258.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Total Advisory Fees Paid During the Reporting Period	$1,942,400
Portfolio Turnover Rate	44%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
McDonald’s Corp.	5.3%
TJX Cos., Inc.	5.0%
Accenture PLC Class A	5.0%
Linde PLC	4.5%
Honeywell International, Inc.	4.5%
Danaher Corp.	4.3%
Texas Instruments, Inc.	4.3%
S&P Global, Inc.	4.3%
Microsoft Corp.	4.3%
Apple, Inc.	4.3%

Sectors (% of Total Investments)
Financials	22.6%
Information Technology	22.1%
Consumer Discretionary	13.8%
Industrials	11.8%
Health Care	10.8%
Consumer Staples	10.2%
Materials	4.5%
Communication Services	3.0%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	9.78	9.42	10.33
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Index	24.51	14.28	12.87
[16]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 258,500,000
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 1,942,400
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$258.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Total Advisory Fees Paid During the Reporting Period	$1,942,400
Portfolio Turnover Rate	44%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
McDonald’s Corp.	5.3%
TJX Cos., Inc.	5.0%
Accenture PLC Class A	5.0%
Linde PLC	4.5%
Honeywell International, Inc.	4.5%
Danaher Corp.	4.3%
Texas Instruments, Inc.	4.3%
S&P Global, Inc.	4.3%
Microsoft Corp.	4.3%
Apple, Inc.	4.3%

Sectors (% of Total Investments)
Financials	22.6%
Information Technology	22.1%
Consumer Discretionary	13.8%
Industrials	11.8%
Health Care	10.8%
Consumer Staples	10.2%
Materials	4.5%
Communication Services	3.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.46	4.23	3.31
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 162,700,000
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 1,485,879
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$162.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	110
Total Advisory Fees Paid During the Reporting Period	$1,485,879
Portfolio Turnover Rate	12%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.5%
Roche Holding AG	2.1%
SAP SE	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Seven & i Holdings Co. Ltd.	1.7%
Nestle SA Registered	1.7%
DBS Group Holdings Ltd.	1.7%
Fujitsu Ltd.	1.6%
ORIX Corp.	1.6%

Sectors (% of Total Investments)
Financials	21.9%
Industrials	14.8%
Information Technology	11.7%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Health Care	10.3%
Materials	6.9%
Energy	6.5%
Communication Services	2.1%
Utilities	1.5%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.9%
United Kingdom	14.3%
United States	12.1%
Germany	12.0%
France	9.5%
Australia	4.1%
Netherlands	3.3%
Belgium	3.0%
Sweden	2.9%
Switzerland	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.01% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$123	1.21%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Index:
• An overweight allocation to the financials sector.
• An underweight allocation to the energy sector.
• An overweight allocation to the consumer discretionary sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.12	3.95	3.04
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 162,700,000
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 1,485,879
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$162.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	110
Total Advisory Fees Paid During the Reporting Period	$1,485,879
Portfolio Turnover Rate	12%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Sony Group Corp.	2.5%
Roche Holding AG	2.1%
SAP SE	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Seven & i Holdings Co. Ltd.	1.7%
Nestle SA Registered	1.7%
DBS Group Holdings Ltd.	1.7%
Fujitsu Ltd.	1.6%
ORIX Corp.	1.6%

Sectors (% of Total Investments)
Financials	21.9%
Industrials	14.8%
Information Technology	11.7%
Consumer Discretionary	11.2%
Consumer Staples	10.9%
Health Care	10.3%
Materials	6.9%
Energy	6.5%
Communication Services	2.1%
Utilities	1.5%
Real Estate	0.7%

Largest Countries (% of Total Investments)
Japan	20.9%
United Kingdom	14.3%
United States	12.1%
Germany	12.0%
France	9.5%
Australia	4.1%
Netherlands	3.3%
Belgium	3.0%
Sweden	2.9%
Switzerland	2.8%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at
https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.01% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Selection effect within the information technology sector.
• Selection effect within the healthcare sector.
• Stock selection effect overall.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the industrials sector.
• Stock selection within the consumer discretionary sector.
• Sector allocation effect overall, led by an overweight to healthcare stocks.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	23.71	13.21	13.43
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 138,400,000
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 872,966
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$138.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	73
Total Advisory Fees Paid During the Reporting Period	$872,966
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.5%
Alphabet, Inc. Class A	3.4%
Meta Platforms, Inc. Class A	3.3%
JPMorgan Chase & Co.	2.8%
Broadcom, Inc.	2.4%
Philip Morris International, Inc.	2.2%
Exxon Mobil Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	30.8%
Financials	15.3%
Health Care	11.9%
Communication Services	9.3%
Consumer Discretionary	9.0%
Industrials	7.4%
Consumer Staples	6.4%
Energy	3.7%
Materials	2.1%
Utilities	2.0%
Real Estate	1.4%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Selection effect within the information technology sector.
• Selection effect within the healthcare sector.
• Stock selection effect overall.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the industrials sector.
• Stock selection within the consumer discretionary sector.
• Sector allocation effect overall, led by an overweight to healthcare stocks.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	23.36	12.91	13.15
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 138,400,000
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 872,966
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$138.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	73
Total Advisory Fees Paid During the Reporting Period	$872,966
Portfolio Turnover Rate	40%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	7.4%
Microsoft Corp.	7.3%
Apple, Inc.	6.2%
Amazon.com, Inc.	5.5%
Alphabet, Inc. Class A	3.4%
Meta Platforms, Inc. Class A	3.3%
JPMorgan Chase & Co.	2.8%
Broadcom, Inc.	2.4%
Philip Morris International, Inc.	2.2%
Exxon Mobil Corp.	2.1%

Sectors (% of Total Investments)
Information Technology	30.8%
Financials	15.3%
Health Care	11.9%
Communication Services	9.3%
Consumer Discretionary	9.0%
Industrials	7.4%
Consumer Staples	6.4%
Energy	3.7%
Materials	2.1%
Utilities	2.0%
Real Estate	1.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Value Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the energy sector.
• An underweight allocation to the utilities sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	15.47	10.77	8.80
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[17]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 1,010,629
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$161.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$1,010,629
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Alphabet, Inc. Class A	2.8%
Oracle Corp.	2.4%
Philip Morris International, Inc.	2.3%
Honeywell International, Inc.	2.2%
AbbVie, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Sysco Corp.	1.9%
LPL Financial Holdings, Inc.	1.9%
CRH PLC	1.7%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	17.4%
Health Care	12.4%
Information Technology	11.0%
Consumer Staples	7.6%
Energy	7.6%
Communication Services	5.8%
Consumer Discretionary	5.2%
Materials	4.4%
Utilities	4.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Value Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financials sector.
• Stock selection within the information technology sector.
• Stock selection within the materials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the energy sector.
• An underweight allocation to the utilities sector.
• Stock selection within the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	15.18	10.49	8.53
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[18]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 161,200,000
Holdings Count | $ / shares	89
Advisory Fees Paid, Amount	$ 1,010,629
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$161.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	89
Total Advisory Fees Paid During the Reporting Period	$1,010,629
Portfolio Turnover Rate	62%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
Alphabet, Inc. Class A	2.8%
Oracle Corp.	2.4%
Philip Morris International, Inc.	2.3%
Honeywell International, Inc.	2.2%
AbbVie, Inc.	2.2%
UnitedHealth Group, Inc.	2.1%
Sysco Corp.	1.9%
LPL Financial Holdings, Inc.	1.9%
CRH PLC	1.7%

Sectors (% of Total Investments)
Financials	22.8%
Industrials	17.4%
Health Care	12.4%
Information Technology	11.0%
Consumer Staples	7.6%
Energy	7.6%
Communication Services	5.8%
Consumer Discretionary	5.2%
Materials	4.4%
Utilities	4.0%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective May 1, 2024, the Fund’s investment advisory fee waiver was discontinued. Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.02% of the investment advisory fee of the Fund through April 30, 2024.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.60	5.87	7.55
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
[19]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 121,100,000
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 770,095
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	5.59	5.87	7.55
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
[20]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 121,100,000
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 770,095
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI ACWI:
• Sector allocation in energy, the fourth-worst performing sector in the period, in which the Fund had zero allocation.
• Stock selection in health care, where an overweight allocation to UnitedHealth Group, Inc. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI ACWI:
• An overweight allocation to health care, which was the second-worst performing sector in the period.
• Stock selection in the information technology and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	5.46	5.62	7.29
MSCI ACWI[1]	17.49	10.06	9.23
MSCI World Index	18.67	11.17	9.95
[21]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 121,100,000
Holdings Count | $ / shares	85
Advisory Fees Paid, Amount	$ 770,095
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$121.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	85
Total Advisory Fees Paid During the Reporting Period	$770,095
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	3.3%
Microsoft Corp.	2.7%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Alphabet, Inc. Class A	2.5%
Willis Towers Watson PLC	2.4%
Honeywell International, Inc.	2.2%
Medtronic PLC	2.2%
Thermo Fisher Scientific, Inc.	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

Sectors (% of Total Investments)
Financials	20.5%
Industrials	19.6%
Health Care	16.4%
Information Technology	11.8%
Consumer Discretionary	9.3%
Consumer Staples	7.6%
Communication Services	7.4%
Materials	6.8%

Largest Countries (% of Total Investments)
United States	59.7%
United Kingdom	8.9%
France	8.2%
Switzerland	4.1%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.2%
Netherlands	1.9%
Israel	1.4%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the financials sector.
• An overweight allocation to the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.90	10.22	9.34
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[22]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 135,300,000
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 968,263
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$135.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$968,263
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Air Products & Chemicals, Inc.	2.7%
Entergy Corp.	2.5%
Philip Morris International, Inc.	2.4%
Enbridge, Inc.	2.4%
Fidelity National Information Services, Inc.	2.3%
Xcel Energy, Inc.	2.2%
Wells Fargo & Co.	2.2%
Merck & Co., Inc.	2.1%
Chubb Ltd.	2.1%
Sanofi SA	2.1%

Sectors (% of Total Investments)
Financials	18.4%
Health Care	12.9%
Energy	9.4%
Industrials	8.7%
Consumer Staples	8.1%
Utilities	8.1%
Materials	7.8%
Real Estate	7.6%
Information Technology	6.3%
Consumer Discretionary	5.3%
Communication Services	5.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.98%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the materials sector.
• Stock selection within the information technology sector.
• Stock selection within the industrials sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the financials sector.
• An overweight allocation to the materials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.55	9.94	9.06
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 1000 Value Index	14.37	8.68	8.49
[23]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 135,300,000
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 968,263
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$135.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$968,263
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Air Products & Chemicals, Inc.	2.7%
Entergy Corp.	2.5%
Philip Morris International, Inc.	2.4%
Enbridge, Inc.	2.4%
Fidelity National Information Services, Inc.	2.3%
Xcel Energy, Inc.	2.2%
Wells Fargo & Co.	2.2%
Merck & Co., Inc.	2.1%
Chubb Ltd.	2.1%
Sanofi SA	2.1%

Sectors (% of Total Investments)
Financials	18.4%
Health Care	12.9%
Energy	9.4%
Industrials	8.7%
Consumer Staples	8.1%
Utilities	8.1%
Materials	7.8%
Real Estate	7.6%
Information Technology	6.3%
Consumer Discretionary	5.3%
Communication Services	5.3%

Class II
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$96	0.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight to the energy sector, which was the Index’s second-worst performing sector in the period.
• Stock selection in the industrials sector, where an overweight allocation to Hitachi, Ltd. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the communication services sector, which was the second-best performing sector in the period.
• Stock selection in the financial services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	0.84	3.62	4.31
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,600,000
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 1,664,516
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$223.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Total Advisory Fees Paid During the Reporting Period	$1,664,516
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.2%
Hitachi Ltd.	2.1%
Roche Holding AG	1.9%
Compass Group PLC	1.9%
Air Liquide SA	1.8%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1.6%
Novartis AG Registered	1.6%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	20.6%
Consumer Discretionary	15.3%
Health Care	13.2%
Consumer Staples	9.0%
Information Technology	8.9%
Materials	5.6%
Communication Services	2.8%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	16.1%
Germany	14.5%
Japan	13.1%
United Kingdom	10.6%
United States	9.3%
Switzerland	8.0%
Italy	3.6%
Canada	2.8%
Denmark	2.5%
China	2.4%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$121	1.21%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight to the energy sector, which was the Index’s second-worst performing sector in the period.
• Stock selection in the industrials sector, where an overweight allocation to Hitachi, Ltd. was particularly impactful.
Top detractors to the Fund’s performance relative to the MSCI EAFE Index:
• An underweight allocation to the communication services sector, which was the second-best performing sector in the period.
• Stock selection in the financial services sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	0.66	3.38	4.05
MSCI EAFE Index	3.82	4.73	5.20

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 223,600,000
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 1,664,516
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$223.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	133
Total Advisory Fees Paid During the Reporting Period	$1,664,516
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.2%
Hitachi Ltd.	2.1%
Roche Holding AG	1.9%
Compass Group PLC	1.9%
Air Liquide SA	1.8%
Cie Financiere Richemont SA Registered Class A	1.8%
Capgemini SE	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1.6%
Novartis AG Registered	1.6%

Sectors (% of Total Investments)
Industrials	21.0%
Financials	20.6%
Consumer Discretionary	15.3%
Health Care	13.2%
Consumer Staples	9.0%
Information Technology	8.9%
Materials	5.6%
Communication Services	2.8%
Energy	1.8%
Utilities	0.9%

Largest Countries (% of Total Investments)
France	16.1%
Germany	14.5%
Japan	13.1%
United Kingdom	10.6%
United States	9.3%
Switzerland	8.0%
Italy	3.6%
Canada	2.8%
Denmark	2.5%
China	2.4%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector, where an underweight allocation to Microsoft Corp. was particularly impactful.
• Stock selection within the consumer discretionary sector, where an overweight allocation to Tesla, Inc. was particularly impactful.
• An overweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector, where an overweight allocation to Boeing Co. was particularly impactful.
• An underweight allocation to the health care sector.
• An underweight allocation to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	34.09	18.12	15.29
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78
[24]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,300,000
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 1,367,475
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$215.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Total Advisory Fees Paid During the Reporting Period	$1,367,475
Portfolio Turnover Rate	14%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.3%
Tesla, Inc.	8.9%
Meta Platforms, Inc. Class A	7.3%
Amazon.com, Inc.	6.4%
Netflix, Inc.	5.9%
Alphabet, Inc. Class A	5.2%
Visa, Inc. Class A	5.0%
Oracle Corp.	4.7%
Boeing Co.	4.3%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.0%
Communication Services	22.1%
Consumer Discretionary	19.5%
Health Care	11.3%
Financials	9.2%
Industrials	5.9%
Consumer Staples	2.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Stock selection within the information technology sector, where an underweight allocation to Microsoft Corp. was particularly impactful.
• Stock selection within the consumer discretionary sector, where an overweight allocation to Tesla, Inc. was particularly impactful.
• An overweight allocation to the communication services sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection within the industrials sector, where an overweight allocation to Boeing Co. was particularly impactful.
• An underweight allocation to the health care sector.
• An underweight allocation to the information technology sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	33.77	17.85	15.00
S&P 500 Index[1]	25.02	14.53	13.10
Russell 1000 Growth Index	33.36	18.96	16.78
[25]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,300,000
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 1,367,475
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$215.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Total Advisory Fees Paid During the Reporting Period	$1,367,475
Portfolio Turnover Rate	14%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.3%
Tesla, Inc.	8.9%
Meta Platforms, Inc. Class A	7.3%
Amazon.com, Inc.	6.4%
Netflix, Inc.	5.9%
Alphabet, Inc. Class A	5.2%
Visa, Inc. Class A	5.0%
Oracle Corp.	4.7%
Boeing Co.	4.3%
Microsoft Corp.	4.2%

Sectors (% of Total Investments)
Information Technology	29.0%
Communication Services	22.1%
Consumer Discretionary	19.5%
Health Care	11.3%
Financials	9.2%
Industrials	5.9%
Consumer Staples	2.2%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$127	1.18%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the communication services, information technology, and the consumer discretionary sectors.
• The Fund’s volatility was 40% lower than the Index.
• Active index option management enhanced cash flow and the index call premiums supported equity market participation and loss mitigation.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the materials, healthcare, and the energy sectors.
• Net effect of written call options in a rising equity market environment.
• Net effect of purchased put options in a rising equity market environment.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	14.85	6.29	5.36
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 98,300,000
Holdings Count | $ / shares	521
Advisory Fees Paid, Amount	$ 761,520
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$98.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	521
Total Advisory Fees Paid During the Reporting Period	$761,520
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	31.9%
Financials	13.3%
Consumer Discretionary	11.1%
Health Care	9.9%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$153	1.43%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the communication services, information technology, and the consumer discretionary sectors.
• The Fund’s volatility was 40% lower than the Index.
• Active index option management enhanced cash flow and the index call premiums supported equity market participation and loss mitigation.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Inline exposure to the materials, healthcare, and the energy sectors.
• Net effect of written call options in a rising equity market environment.
• Net effect of purchased put options in a rising equity market environment.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	14.56	6.03	5.09
S&P 500 Index	25.02	14.53	13.10
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 98,300,000
Holdings Count | $ / shares	521
Advisory Fees Paid, Amount	$ 761,520
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$98.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	521
Total Advisory Fees Paid During the Reporting Period	$761,520
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc. Class C	1.8%
Berkshire Hathaway, Inc. Class B	1.6%

Sectors (% of Total Investments)
Information Technology	31.9%
Financials	13.3%
Consumer Discretionary	11.1%
Health Care	9.9%
Communication Services	9.2%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.0%
Materials	1.9%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the communication services sector, where an overweight allocation to Spotify Technology was impactful.
• An overweight allocation to the communication services sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the information technology sector.
• Stock selection within, and an overweight allocation to, the health care sector.
• Stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	11.16	7.73	10.20
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
[26]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 324,700,000
Holdings Count | $ / shares	165
Advisory Fees Paid, Amount	$ 2,577,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	165
Total Advisory Fees Paid During the Reporting Period	$2,577,659
Portfolio Turnover Rate	44%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.9%
Veeva Systems, Inc. Class A	2.2%
Trade Desk, Inc. Class A	1.9%
Liberty Media Corp.-Liberty Formula One Class C	1.8%
DraftKings, Inc. Class A	1.5%
Tradeweb Markets, Inc. Class A	1.5%
Hologic, Inc.	1.5%
Casey’s General Stores, Inc.	1.4%
Teleflex, Inc.	1.3%
PTC, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	17.6%
Industrials	15.8%
Consumer Discretionary	11.1%
Financials	10.0%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	4.7%
Materials	3.4%
Real Estate	1.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Stock selection within the communication services sector, where an overweight allocation to Spotify Technology was impactful.
• An overweight allocation to the communication services sector.
• Stock selection within the consumer staples sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index:
• Stock selection within the information technology sector.
• Stock selection within, and an overweight allocation to, the health care sector.
• Stock selection within the consumer discretionary sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.82	7.46	9.92
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Growth Index	22.10	11.47	11.54
[27]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 324,700,000
Holdings Count | $ / shares	165
Advisory Fees Paid, Amount	$ 2,577,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$324.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	165
Total Advisory Fees Paid During the Reporting Period	$2,577,659
Portfolio Turnover Rate	44%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Marvell Technology, Inc.	2.9%
Veeva Systems, Inc. Class A	2.2%
Trade Desk, Inc. Class A	1.9%
Liberty Media Corp.-Liberty Formula One Class C	1.8%
DraftKings, Inc. Class A	1.5%
Tradeweb Markets, Inc. Class A	1.5%
Hologic, Inc.	1.5%
Casey’s General Stores, Inc.	1.4%
Teleflex, Inc.	1.3%
PTC, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	17.6%
Industrials	15.8%
Consumer Discretionary	11.1%
Financials	10.0%
Communication Services	8.0%
Consumer Staples	4.9%
Energy	4.7%
Materials	3.4%
Real Estate	1.1%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the materials sector.
• An overweight allocation to the utilities sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the industrials sector.
• An overweight to the healthcare sector.
• An overweight to the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.53	7.31	8.05
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Value Index	13.07	8.59	8.10
[28]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 251,300,000
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 2,212,245
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$251.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Total Advisory Fees Paid During the Reporting Period	$2,212,245
Portfolio Turnover Rate	53%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Sectors (% of Total Investments)
Health Care	17.6%
Financials	15.9%
Industrials	14.4%
Consumer Staples	11.9%
Utilities	11.0%
Real Estate	9.0%
Energy	5.6%
Information Technology	5.6%
Materials	3.4%
Communication Services	1.9%
Consumer Discretionary	1.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell Midcap® Value Index:
• Stock selection within the healthcare sector.
• An underweight allocation to the materials sector.
• An overweight allocation to the utilities sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Value Index:
• Stock selection within the industrials sector.
• An overweight to the healthcare sector.
• An overweight to the consumer staples sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.29	7.05	7.79
Russell 3000 Index[1]	23.81	13.86	12.55
Russell Midcap Value Index	13.07	8.59	8.10
[29]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 251,300,000
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 2,212,245
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$251.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Total Advisory Fees Paid During the Reporting Period	$2,212,245
Portfolio Turnover Rate	53%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Henry Schein, Inc.	2.0%
Enterprise Products Partners LP	2.0%
Conagra Brands, Inc.	1.9%
Edison International	1.8%
U.S. Bancorp	1.8%
Truist Financial Corp.	1.7%
Willis Towers Watson PLC	1.7%
Northern Trust Corp.	1.6%
Norfolk Southern Corp.	1.6%

Sectors (% of Total Investments)
Health Care	17.6%
Financials	15.9%
Industrials	14.4%
Consumer Staples	11.9%
Utilities	11.0%
Real Estate	9.0%
Energy	5.6%
Information Technology	5.6%
Materials	3.4%
Communication Services	1.9%
Consumer Discretionary	1.7%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection in energy, where a position in Viper Energy Inc. was particularly impactful.
• An underweight allocation to the healthcare sector, which significantly underperformed the Index.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• An underweight allocation and stock selection in information technology, which was the second-best performing sector in the period.
• Stock selection in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29	7.58	9.24
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
[30]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,600,000
Holdings Count | $ / shares	186
Advisory Fees Paid, Amount	$ 1,521,818
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	186
Total Advisory Fees Paid During the Reporting Period	$1,521,818
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
AZEK Co., Inc.	1.8%
Verra Mobility Corp.	1.7%
Cabot Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Viper Energy, Inc.	1.6%
PROCEPT BioRobotics Corp.	1.5%
Champion Homes, Inc.	1.4%
PJT Partners, Inc. Class A	1.4%
Cadence Bank	1.3%

Sectors (% of Total Investments)
Industrials	23.9%
Health Care	21.0%
Information Technology	14.2%
Financials	11.2%
Consumer Discretionary	9.9%
Real Estate	5.0%
Energy	3.8%
Communication Services	3.2%
Materials	2.8%
Consumer Staples	2.5%
Utilities	1.1%
Exchange Traded Funds	0.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$140	1.33%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Growth Index:
• Stock selection in energy, where a position in Viper Energy Inc. was particularly impactful.
• An underweight allocation to the healthcare sector, which significantly underperformed the Index.
Top detractors to the Fund’s performance relative to the Russell 2000 Growth Index:
• An underweight allocation and stock selection in information technology, which was the second-best performing sector in the period.
• Stock selection in the industrials sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	10.01	7.31	8.97
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
[31]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 148,600,000
Holdings Count | $ / shares	186
Advisory Fees Paid, Amount	$ 1,521,818
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	186
Total Advisory Fees Paid During the Reporting Period	$1,521,818
Portfolio Turnover Rate	46%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
AZEK Co., Inc.	1.8%
Verra Mobility Corp.	1.7%
Cabot Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Viper Energy, Inc.	1.6%
PROCEPT BioRobotics Corp.	1.5%
Champion Homes, Inc.	1.4%
PJT Partners, Inc. Class A	1.4%
Cadence Bank	1.3%

Sectors (% of Total Investments)
Industrials	23.9%
Health Care	21.0%
Information Technology	14.2%
Financials	11.2%
Consumer Discretionary	9.9%
Real Estate	5.0%
Energy	3.8%
Communication Services	3.2%
Materials	2.8%
Consumer Staples	2.5%
Utilities	1.1%
Exchange Traded Funds	0.4%

Class II
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the energy sector.
• Stock selection within the industrials sector.
• An underweight allocation to the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the communication services sector.
• An overweight allocation to the energy sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	7.18	7.76	8.32
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
[32]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 65,000,000.0
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 518,048
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$65.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	113
Total Advisory Fees Paid During the Reporting Period	$518,048
Portfolio Turnover Rate	39%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	2.9%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.3%
Graphic Packaging Holding Co.	2.3%
FNB Corp.	2.2%
SouthState Corp.	2.2%
Webster Financial Corp.	2.2%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	33.9%
Industrials	17.1%
Consumer Discretionary	13.0%
Energy	10.9%
Real Estate	5.3%
Information Technology	5.0%
Health Care	4.2%
Materials	4.2%
Consumer Staples	3.5%
Communication Services	1.4%
Utilities	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.15% of the investment advisory fee of the Fund through April 30, 2024.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.99% and 1.24% for Class II and Service Class I shares, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2000® Value Index:
• Stock selection within the energy sector.
• Stock selection within the industrials sector.
• An underweight allocation to the healthcare sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Value Index:
• Stock selection within the consumer discretionary sector.
• Stock selection within the communication services sector.
• An overweight allocation to the energy sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	6.97	7.50	8.05
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
[33]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 65,000,000.0
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 518,048
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$65.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	113
Total Advisory Fees Paid During the Reporting Period	$518,048
Portfolio Turnover Rate	39%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	2.9%
Axis Capital Holdings Ltd.	2.8%
Timken Co.	2.3%
Graphic Packaging Holding Co.	2.3%
FNB Corp.	2.2%
SouthState Corp.	2.2%
Webster Financial Corp.	2.2%
EVERTEC, Inc.	2.2%
Enovis Corp.	2.0%
Brink’s Co.	2.0%

Sectors (% of Total Investments)
Financials	33.9%
Industrials	17.1%
Consumer Discretionary	13.0%
Energy	10.9%
Real Estate	5.3%
Information Technology	5.0%
Health Care	4.2%
Materials	4.2%
Consumer Staples	3.5%
Communication Services	1.4%
Utilities	0.3%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to May 1, 2024, MML Investment Advisers, LLC had agreed to waive 0.15% of the investment advisory fee of the Fund through April 30, 2024.
On May 1, 2024, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.99% and 1.24% for Class II and Service Class I shares, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the financials sector.
• Stock selection within the communication services sector.
• Stock selection within the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the consumer staples sector.
• Stock selection within the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	10.29	9.15	7.83
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2500 Value Index	10.98	8.44	7.81
[34]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,800,000
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 998,794
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$998,794
Portfolio Turnover Rate	55%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
CH Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.5%
NCR Atleos Corp.	1.5%
Jones Lang LaSalle, Inc.	1.5%
BJ’s Wholesale Club Holdings, Inc.	1.5%
Cameco Corp.	1.5%
Encompass Health Corp.	1.5%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the Russell 2500™ Value Index:
• Stock selection within the financials sector.
• Stock selection within the communication services sector.
• Stock selection within the information technology sector.
Top detractors to the Fund’s performance relative to the Russell 2500 Value Index:
• Stock selection within the healthcare sector.
• Stock selection within the consumer staples sector.
• Stock selection within the utilities sector.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.89	8.86	7.55
Russell 3000 Index[1]	23.81	13.86	12.55
Russell 2500 Value Index	10.98	8.44	7.81
[35]
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 128,800,000
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 998,794
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$128.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	91
Total Advisory Fees Paid During the Reporting Period	$998,794
Portfolio Turnover Rate	55%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Tapestry, Inc.	1.9%
F5, Inc.	1.8%
Bath & Body Works, Inc.	1.7%
CH Robinson Worldwide, Inc.	1.7%
Pentair PLC	1.5%
NCR Atleos Corp.	1.5%
Jones Lang LaSalle, Inc.	1.5%
BJ’s Wholesale Club Holdings, Inc.	1.5%
Cameco Corp.	1.5%
Encompass Health Corp.	1.5%

Sectors (% of Total Investments)
Industrials	20.8%
Financials	20.4%
Consumer Discretionary	15.4%
Information Technology	12.0%
Real Estate	8.1%
Health Care	6.6%
Energy	5.4%
Materials	3.1%
Utilities	2.8%
Consumer Staples	2.7%
Communication Services	2.0%

Initial Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Initial Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.57%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• An overweight allocation to the information technology sector.
• An underweight allocation to the consumer staples sector.
• An underweight allocation to the energy sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector, where an underweight allocation to Broadcom Inc. was particularly impactful.
• Stock selection within the energy sector, where an overweight allocation to Schlumberger NV was particularly impactful.
• Stock selection within the consumer staples sector, where no allocation to Walmart Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	19.94	12.53	11.82
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 144,400,000
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 736,486
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$144.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Total Advisory Fees Paid During the Reporting Period	$736,486
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc. Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc. Class A	1.7%
UnitedHealth Group, Inc.	1.7%

Sectors (% of Total Investments)
Information Technology	33.5%
Financials	14.1%
Consumer Discretionary	12.2%
Health Care	10.5%
Industrials	8.5%
Communication Services	8.2%
Consumer Staples	4.8%
Energy	2.5%
Materials	2.0%
Real Estate	2.0%
Utilities	1.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Service Class
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets advanced as they weathered the unsettled geopolitical climate and higher interest rate environment well.
Geopolitical tensions remained high amid continued and escalating conflicts in Ukraine and the Middle East. In the U.S., the Federal Reserve continued its attempts to engineer a ‘soft landing’ and delivered long-awaited cuts in interest rates, with three consecutive rate cuts in September, November, and December. Both U.S. and non-U.S. stocks advanced over the trailing 12-months, with the S&P 500® Index posting a second consecutive calendar year gain over 25%. During the period, large cap stocks outperformed their small cap counterparts and growth outperformed value. U.S. large cap stocks outperformed their foreign counterparts, while shares offered by emerging markets issuers outperformed shares offered by issuers in developed non-U.S. markets.
Top contributors to the Fund’s performance relative to the S&P 500 Index:
• An overweight allocation to the information technology sector.
• An underweight allocation to the consumer staples sector.
• An underweight allocation to the energy sector.
Top detractors to the Fund’s performance relative to the S&P 500 Index:
• Stock selection within the information technology sector, where an underweight allocation to Broadcom Inc. was particularly impactful.
• Stock selection within the energy sector, where an overweight allocation to Schlumberger NV was particularly impactful.
• Stock selection within the consumer staples sector, where no allocation to Walmart Inc. was particularly impactful.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class - without sales charge	19.60	12.24	11.53
S&P 500 Index	25.02	14.53	13.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 144,400,000
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 736,486
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$144.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	108
Total Advisory Fees Paid During the Reporting Period	$736,486
Portfolio Turnover Rate	29%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.9%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc. Class A	4.4%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	2.6%
Broadcom, Inc.	2.5%
Tesla, Inc.	2.2%
Mastercard, Inc. Class A	1.7%
UnitedHealth Group, Inc.	1.7%

Sectors (% of Total Investments)
Information Technology	33.5%
Financials	14.1%
Consumer Discretionary	12.2%
Health Care	10.5%
Industrials	8.5%
Communication Services	8.2%
Consumer Staples	4.8%
Energy	2.5%
Materials	2.0%
Real Estate	2.0%
Utilities	1.5%

Class II
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$63	0.63%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Security selection and allocation to mortgage-backed securities (MBS) was mostly positive.
• Other securitized assets in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also aided performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight to corporate credit in investment grade detracted, as credit was an area of strength and spreads declined.
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities, while Treasury securities of longer-term maturities outperformed.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Class II - without sales charge	0.47	-0.58	1.13
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 306,100,000
Holdings Count | $ / shares	541
Advisory Fees Paid, Amount	$ 1,281,698
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$306.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	541
Total Advisory Fees Paid During the Reporting Period	$1,281,698
Portfolio Turnover Rate	514%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	33.9%
U.S. Government Agency Obligations and Instrumentalities	32.7%
Non-U.S. Government Agency Obligations	16.1%
Corporate Debt	12.9%
Bank Loans	1.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.4%
Common Stock	0.1%

Service Class I
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Service Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$88	0.88%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global bond market returns were negative for the trailing one-year period ended December 31, 2024, largely driven by higher fixed income market yields in the U.S. during the fourth quarter. In response to improved inflation data, central banks lowered policy interest rates throughout the one-year period. The U.S. Federal Reserve lowered its policy rate by a full percentage point over the course of three consecutive policy-setting meetings in September, November, and December. Despite these changes, U.S. Treasury yields rose substantially in the fourth quarter, as further improvement in inflation data stalled, and growth sentiment improved following the U.S. presidential election. Higher market yields in the U.S. led to lower bond prices, and the resulting stronger U.S. dollar translated to negative effect on returns of non-U.S. dollar denominated debt. During the period, government bonds generally underperformed credit sectors such as corporate bonds and securitized assets.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Security selection and allocation to mortgage-backed securities (MBS) was mostly positive.
• Other securitized assets in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) also aided performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight to corporate credit in investment grade detracted, as credit was an area of strength and spreads declined.
• Selection in U.S. Treasury securities with the Fund’s positioning emphasis on intermediate maturities, while Treasury securities of longer-term maturities outperformed.

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of December 31, 2024)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	0.26	-0.81	0.88
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 306,100,000
Holdings Count | $ / shares	541
Advisory Fees Paid, Amount	$ 1,281,698
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2024)

Total Net Assets (Millions)	$306.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	541
Total Advisory Fees Paid During the Reporting Period	$1,281,698
Portfolio Turnover Rate	514%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	33.9%
U.S. Government Agency Obligations and Instrumentalities	32.7%
Non-U.S. Government Agency Obligations	16.1%
Corporate Debt	12.9%
Bank Loans	1.1%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.4%
Common Stock	0.1%

[1]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[2]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[3]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[4]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[5]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[6]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[7]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[8]
1	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[9]
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.

[10]
1	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[11]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[20]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[21]
1	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[22]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[35]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.